Supplemental Financial Information (Tables)	12 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unaudited Quarterly Results of Operations

Quarterly Results of Operations (Unaudited)

 (in thousands, except share and per share amounts)

	Three Months Ended				Total
	June 30, 2014	September 30, 2014	December 31, 2014	March 31, 2015	Fiscal Year 2015

Revenues:	$-	$-	$-	$-	$-

Operating expenses:
Research and development	474	558	445	956	2,433
General and administrative	797	556	671	2,320	4,344
Total operating expenses	1,271	1,114	1,116	3,276	6,777
Loss from operations	(1,271)	(1,114)	(1,116)	(3,276)	(6,777)

Other expenses, net:
Interest expense, net	(785)	(606)	(792)	(2,366)	(4,549)
Change in warrant liabilities	(1,727)	1,302	953	(563)	(35)
Loss on extinguishment of debt	(768)	(1,603)	-	(17)	(2,388)
Other expense, net	-	-	(135)	-	(135)

Loss before income taxes	(4,551)	(2,021)	(1,090)	(6,222)	(13,884)
Income taxes	(2)	-	-	-	(2)
Net loss	$(4,553)	$(2,021)	$(1,090)	$(6,222)	$(13,886)

Basic net (loss) per common share	$(3.70)	$(1.58)	$(0.84)	$(4.24)	$(10.53)

Diluted net loss per common share	$(3.70)	$(1.90)	$(1.08)	$(4.24)	$(10.61)

Weighted average shares used in computing:
Basic net (loss) per common share	1,229,488	1,279,251	1,302,300	1,466,386	1,318,797

Diluted net loss per common share	1,229,488	1,299,099	1,302,300	1,466,386	1,318,797

	Three Months Ended				Total
	June 30, 2013	September 30, 2013	December 31, 2013	March 31, 2014	Fiscal Year 2014

Revenues:	$-	$-	$-	$-	$-

Operating expenses:
Research and development	695	669	551	566	2,481
General and administrative	605	546	897	500	2,548
Total operating expenses	1,300	1,215	1,448	1,066	5,029
Loss from operations	(1,300)	(1,215)	(1,448)	(1,066)	(5,029)

Other expenses, net:
Interest expense, net	(316)	(323)	(361)	(503)	(1,503)
Change in warrant liabilities	1,805	79	1,940	(257)	3,567

Income (loss) before income taxes	189	(1,459)	131	(1,826)	(2,965)
Income taxes	(3)	-	-	-	(3)
Net income (loss)	186	$(1,459)	$131	$(1,826)	$(2,968)

Basic net income (loss) per common share	$0.18	$(1.35)	$0.12	$(1.57)	$(2.70)

Diluted net loss per common share	$(0.44)	$(1.37)	$(0.44)	$(1.57)	$(3.81)

Weighted average shares used in computing:
Basic net income (loss) per common share	1,042,081	1,081,529	1,110,529	1,162,636	1,098,742

Diluted net loss per common share	1,061,544	1,128,152	1,110,529	1,162,636	1,099,216